INVESTMENT IN EQUITY SECURITIES: (Details) - MCE SYS Ltd. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Apr. 30, 2021
INVESTMENT IN EQUITY SECURITIES:
Investment amount in cash for shares		$ 20,000
Changes in carrying amount of investment	$ 0